Investment Strategy - NEOS Gold High Income ETF	May 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective through the combination of the following:

(i)	seeking to track the price of gold by investing up to 25% of the Fund’s assets in exchange-traded Gold ETPs (the “Gold ETPs”) primarily through a controlled foreign corporation and directly investing in Gold ETPs,

(ii)	seeking to track the price of gold through a synthetic options strategy through the combination of purchasing call options and selling put options on Gold ETPs with a notional value up to 75% of the Fund’s net assets; and

(iii)	providing high monthly income by utilizing a call options strategy, which primarily consists of selling (writing) call options on one or more Gold ETPs with a notional value between 50% to 100% of the Fund’s net assets.

The Fund also earns income from collateral, in the form of U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury, it maintains in connection with the synthetic options strategy and synthetic covered call options strategy.

The Fund is deemed to be concentrated because it holds more than 25% of its net assets in investments that provide exposure to the gold bullion industry.

Gold ETPs

Gold ETPs are funds that track the price of gold by directly holding actual gold bars as their underlying asset. Gold ETPs seek to provide the performance of the price of gold bullion before the payment of fees and expenses. The price of a Gold ETP fluctuates with the price of gold bullion. The shares of the Gold ETPs are listed, traded and cleared on regulated U.S. exchanges. Gold ETPs are not registered as investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”) and are passively managed investment vehicles.

The Fund seeks to track the price of gold by holding shares of the Gold ETPs in a wholly owned and controlled foreign subsidiary of the Fund organized under the laws of the Cayman Islands, called the NEOS Gold High Income Portfolio CFC (the “Cayman Subsidiary”). The Fund may also hold shares of the Gold ETPs directly, consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies.

Subsidiary

The Fund may invest up to 25% of its total assets (measured at the time of investment) in the Cayman Subsidiary, consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. The Cayman Subsidiary is advised by NEOS Investments LLC (the “Adviser”), which is also the investment adviser for the Fund. Unlike the Fund, the Cayman Subsidiary may directly invest without limitation in Gold ETPs; however, the Cayman Subsidiary will comply with the same derivatives rule requirements under the Investment Company Act of 1940, as amended (“1940 Act”), when viewed on a consolidated basis with the Fund, with respect to its investments in derivatives and leverage; and also complies with the provisions of Section 15 of the 1940 Act (regarding investment advisory contract approvals).

Options on Gold ETPs

There are two parts to the Gold ETP options strategy: (1) utilizing a “synthetic strategy” to gain exposure to gold, and (2) writing (selling) call options on the Gold ETPs to generate high monthly income for the Fund.

To implement the synthetic options strategy and synthetic covered call strategy discussed above, the Fund invests in traditional exchange-traded options and/or FLexible EXchange® options (“FLEX Options”) that utilize a Gold ETP as the reference asset. The Fund will only invest in options contracts including FLEX Options that are listed, traded and cleared on regulated U.S. exchanges. Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. It is anticipated that the Fund will invest primarily in FLEX Options.

When the Fund sells (writes) a call option, it creates a contract between the option writer (the Fund) and the option buyer (counterparty). The writer of the call option receives an amount (premium) for writing the option. The contract provides the counterparty with the right to buy the reference asset (here, the Gold ETPs) for a pre-specified price (strike price) by a pre-specified date (expiration date). However, no obligation is created for the counterparty, who is not forced to buy the reference asset (exercising the option) by the expiration date. If the price of the reference asset is greater than the strike price at the expiration date, the counterparty will exercise their option. This obligates the writer to sell the reference asset to the counterparty (buyer) at the pre-specified price, which will be at a price below the market price, resulting in a loss for the writer and an equivalent profit for the holder. If the price of the reference asset is lower than or equal to the strike price at the expiration date, the counterparty (buyer) will not exercise its option. It will expire as worthless, which results in a profit for the writer and an equivalent loss for the holder.

Synthetic Options Strategy

The Fund seeks to track the price of gold by creating synthetic exposure to Gold ETPs through the combination of purchasing call options and selling put options generally at the same strike price with the same expiration. This combination “synthetically” creates the upside and downside participation in the price returns of the Gold ETPs. The Fund will primarily gain exposure to increases in value experienced by the Gold ETPs through the purchase of call options. As a buyer of these options, the Fund pays a premium to the seller of the options. The Fund will primarily gain exposure to decreases in value experienced by the Gold ETPs through the sale of put options. As the seller of these options, the Fund receives a premium from the buyer of the options. In combination, the purchased call and sold put options generally provide exposure to price returns of the Gold ETPs both on the upside and downside.

Synthetic Covered Call Strategy

The Fund seeks to provide high monthly income by selling (writing) call options on Gold ETPs. In a traditional covered call strategy, an investor (such as the Fund) writes a call option on a security it owns. The Fund uses options contracts that use a Gold ETP as the reference asset. This distinction causes the Fund’s strategy to be commonly referred to as a “synthetic covered call strategy” as opposed to a traditional covered call strategy, because the Fund primarily has synthetic exposure to the Gold ETPs. The Fund’s writing (selling) of call options on the Gold ETPs when executing the synthetic covered call strategy will limit the Fund’s ability to participate in increases in value of gold beyond a certain point. If the share price of the reference Gold ETP increases, the synthetic long exposure and Gold ETPs would allow the Fund to experience similar percentage gains. However, if the Gold ETP’s share price appreciates in value beyond the strike price of one or more of the call option contracts that the Fund has written to generate income, the Fund will lose money on those written call positions, and the losses will, in turn, limit the upside return of the synthetic long exposure and Gold ETPs. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure, Gold ETPs and the call options written on the Gold ETPs) will limit the Fund’s participation in gains of gold beyond a certain point. This strategy effectively converts a portion of the potential upside of the price return growth of a Gold ETPs into current income. It is expected that the call options written by the Fund will generally have expirations of approximately one month and will be held to or close to expiration. The options that are not held to expiration will be replaced by similar options that have a later expiration.

The Adviser utilizes a proprietary, rules-based, systematic model to manage the Fund’s options positions. The Adviser may actively manage the written and purchased call options prior to expiration to potentially capture gains and minimize losses due to the movement of the Gold ETPs.

Collateral

When writing options, the Fund is required to post collateral to assure its performance to the option buyer. The Fund will hold U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury, as collateral. To the extent that the Fund directly invests in Gold ETPs (i.e., not through the Subsidiary), the Gold ETPs may also be eligible to be used as collateral.

In addition, the Fund may seek to take advantage of tax loss harvesting opportunities by taking investment losses from the Gold ETPs positions to offset realized taxable gains of the Gold ETPs.

The Fund does not invest in Gold directly.

The Fund is non-diversified.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Gold ETPs and/or options on the Gold ETPs. For purposes of the fund’s name policy, the value of such derivative instruments shall be valued at their notional value.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets in Gold ETPs and/or options on the Gold ETPs. For purposes of the fund’s name policy, the value of such derivative instruments shall be valued at their notional value.